Document and Entity Information	0 Months Ended
Sep. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Central Index Key	0000872323
Amendment Flag	false
Document Creation Date	Jan. 28, 2015
Document Effective Date	Jan. 28, 2015
Prospectus Date	Jan. 28, 2015
Oakmark Fund | Class I
Risk/Return:
Trading Symbol	OAKMX
Oakmark Fund | Class II
Risk/Return:
Trading Symbol	OARMX
Oakmark Select Fund | Class I
Risk/Return:
Trading Symbol	OAKLX
Oakmark Select Fund | Class II
Risk/Return:
Trading Symbol	OARLX
Oakmark Equity and Income Fund | Class I
Risk/Return:
Trading Symbol	OAKBX
Oakmark Equity and Income Fund | Class II
Risk/Return:
Trading Symbol	OARBX
Oakmark Global Fund | Class I
Risk/Return:
Trading Symbol	OAKGX
Oakmark Global Fund | Class II
Risk/Return:
Trading Symbol	OARGX
Oakmark Global Select Fund | Class I
Risk/Return:
Trading Symbol	OAKWX
Oakmark Global Select Fund | Class II
Risk/Return:
Trading Symbol	OARWX
Oakmark International Fund | Class I
Risk/Return:
Trading Symbol	OAKIX
Oakmark International Fund | Class II
Risk/Return:
Trading Symbol	OARIX
Oakmark International Small Cap Fund | Class I
Risk/Return:
Trading Symbol	OAKEX
Oakmark International Small Cap Fund | Class II
Risk/Return:
Trading Symbol	OAREX